28. Financial income (expenses), net (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinancialIncomeExpensesLineItems [Line Items]
Total financial expenses	R$ (705)	R$ (911)	R$ (1,134)
Total financial income	231	181	231
Financial results, net	(474)	(730)	(903)
Income from short term instruments
DisclosureOfFinancialIncomeExpensesLineItems [Line Items]
Total financial income	26	38	84
Monetary restatement gain
DisclosureOfFinancialIncomeExpensesLineItems [Line Items]
Total financial income	194	137	137
Other financial income
DisclosureOfFinancialIncomeExpensesLineItems [Line Items]
Total financial income	11	6	10
Cost of debt
DisclosureOfFinancialIncomeExpensesLineItems [Line Items]
Total financial expenses	(390)	(498)	(705)
Cost of the discounting receivables
DisclosureOfFinancialIncomeExpensesLineItems [Line Items]
Total financial expenses	(155)	(144)	(163)
Monetary restatement loss
DisclosureOfFinancialIncomeExpensesLineItems [Line Items]
Total financial expenses	(78)	(131)	(174)
Other finance expenses
DisclosureOfFinancialIncomeExpensesLineItems [Line Items]
Total financial expenses	R$ (82)	R$ (138)	R$ (92)